Other Non-Current Assets (Details) - 12 months ended Dec. 31, 2023	USD ($)	CNY (¥)
Other Non-Current Assets [Line Items]
Other non-current assets	$ 3,859,209	¥ 27,400,000
Percentage of deposit interest rate	3.20%